Share Capital and Other Equity Instruments - Summary of Changes in Number of Warrants Outstanding and Weighted Average Exercise Price (Details)	12 Months Ended
	Dec. 31, 2021 $ / shares	Dec. 31, 2021 shares	Dec. 31, 2021 $ / shares	Dec. 31, 2021 Warrant	Dec. 31, 2020 shares $ / shares	Dec. 31, 2020 shares $ / shares
Disclosure Of Classes Of Share Capital [Line Items]
Number of warrants, beginning of year | shares		172,735
Number of warrants, ending of year		172,735		172,735	172,735	172,735
Weighted average exercise price, beginning of year | $ / shares	$ 84.33
Weighted average exercise price, end of year | $ / shares	$ 84.33				$ 84.33
US$
Disclosure Of Classes Of Share Capital [Line Items]
Number of warrants, beginning of year | shares		7,894,734
Number of warrants, Issued for cash | shares					6,873,682	6,873,682
Number of warrants, Issued for no consideration | shares		0			1,578,946	1,578,946
Number of warrants, Exercised | shares					557,894	557,894
Number of warrants, ending of year | shares		7,894,734			7,894,734	7,894,734
Weighted average exercise price, beginning of year | $ / shares			$ 5.50
Weighted average exercise price, Issued for cash | $ / shares						$ 5.05
Weighted average exercise price, Issued for no consideration | $ / shares						5.50
Weighted average exercise price, end of year | $ / shares			$ 5.50			$ 5.50